Derivative financial instruments (Details 10) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Futures contract [member] | Hedge Instruments [Member]
IfrsStatementLineItems [Line Items]
Curve value	R$ (5,610)	R$ 393,863
Market Value	79,915,645	18,630,833
Accounting value	79,910,035	19,024,696
Futures contract [member] | Hedge Objects [Member]
IfrsStatementLineItems [Line Items]
Curve value	(177,822)	(1,327,113)
Accounting value	77,296,634	23,285,729
Market Value	77,474,456	24,612,842
Credit Operations Hedge [Member] | Hedge Instruments [Member]
IfrsStatementLineItems [Line Items]
Curve value	(73,277)	2,138
Market Value	1,639,466	2,431,537
Accounting value	1,566,189	2,433,675
Credit Operations Hedge [Member] | Hedge Objects [Member]
IfrsStatementLineItems [Line Items]
Curve value	8,011	(3,105,374)
Accounting value	738,333	4,514,260
Market Value	730,322	7,619,634
Hedge Of Securities [Member] | Hedge Instruments [Member]
IfrsStatementLineItems [Line Items]
Curve value	(40,187)	294,688
Market Value	35,717,857	8,228,328
Accounting value	35,677,670	8,523,016
Hedge Of Securities [Member] | Hedge Objects [Member]
IfrsStatementLineItems [Line Items]
Curve value	56,491	465,051
Accounting value	27,613,484	9,990,858
Market Value	27,556,993	9,525,807
Funding Hedge [Member] | Hedge Instruments [Member]
IfrsStatementLineItems [Line Items]
Curve value	107,854	97,037
Market Value	42,558,322	7,970,968
Accounting value	42,666,176	8,068,005
Funding Hedge [Member] | Hedge Objects [Member]
IfrsStatementLineItems [Line Items]
Curve value	(242,324)	1,313,210
Accounting value	48,944,817	8,780,611
Market Value	R$ 49,187,141	7,467,401
Swap contract [member] | Hedge Instruments [Member]
IfrsStatementLineItems [Line Items]
Curve value		(547,710)
Market Value		10,807,983
Accounting value		10,260,273
Swap contract [member] | Hedge Instruments [Member] | Credit Operations Hedge [Member]
IfrsStatementLineItems [Line Items]
Curve value		(547,710)
Market Value		10,807,983
Accounting value		10,260,273
Swap contract [member] | Hedge Objects [Member]
IfrsStatementLineItems [Line Items]
Curve value		(464,400)
Accounting value		12,712,510
Market Value		13,176,910
Swap contract [member] | Hedge Objects [Member] | Credit Operations Hedge [Member]
IfrsStatementLineItems [Line Items]
Curve value		(464,400)
Accounting value		12,712,510
Market Value		R$ 13,176,910